Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 904,052	$ 6,888,710
Bad debt provision	981,811	1,949,778
Write off	(22,290)	(7,722,231)
Reduction due to divestitures		(299,544)
Foreign exchange translation	(91,812)	87,339
Ending balance	$ 1,771,761	$ 904,052